Segment and Geographic Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment and Geographic Information
17.	SEGMENT AND GEOGRAPHIC INFORMATION

Operating segments are defined as components of an enterprise for which separate financial information is available and evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company globally manages the business within one reportable segment. Segment information is consistent with how management reviews the business, makes investing and resource allocation decisions and assesses operating performance. The Company’s products are principally sold in the United States and France.

The following table represents total sales by geographic area, based on the location of the customer (in thousands):

	Years Ended December 31,
	2013	2012	2011
United States	$82,307	$64,801	$52,062
France	11,233	9,388	9,128
Other Countries(1)	18,054	16,729	16,785

Total	$111,594	$90,918	$77,975

(1)	No additional locations are individually significant.

The Company classifies its products into two categories: exclusive technology and traditional fusion products. The following table represents total sales by product category (in thousands):

	Years Ended December 31,
	2013	2012	2011
Exclusive technology products	$92,818	$72,805	$57,450
Traditional fusion products	18,776	18,113	20,525

Total	$111,594	$90,918	$77,975

The following table represents long-lived assets by geographic area (in thousands):

	December 31,
	2013	2012
United States	$7,446	$6,020
France	3,615	4,700
Other Countries(1)	1,634	1,576

Total	$12,695	$12,296

(1)	No additional locations are individually significant.